ACQUISITIONS IN 2013 - Golf Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2013 Golf Acquisition
Allocation Of Purchase Price
Cash			$ 19,378
Investments in Other Real Estate			259,573
Intangible assets			98,866
Restricted Cash	5,889	2,064	3,512
Receivable and other assets			34,898
Total assets acquired			416,227
Less:
Credit facilities			228,832
Other liabilities			184,529
Noncontrolling interest			366
Net assets acquired			$ 2,500